Transfer of Financial Assets	6 Months Ended
Sep. 30, 2021
Transfers and Servicing [Abstract]
Transfer of Financial Assets
9.	Transfer of Financial Assets
The Company and its subsidiaries have securitized and transferred financial assets such as installment loans (commercial mortgage loans, housing loans and other).
In the securitization process, these financial assets are transferred to SPEs that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets.
The Company and its subsidiaries often have continuing involvement with transferred financial assets by retaining the servicing arrangements and the interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests. SPEs used in securitization transactions have been consolidated if the Company and its subsidiaries are the primary beneficiary of the SPEs.
When the Company and its subsidiaries have transferred financial assets to a transferee that is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.
For the six months ended September 30, 2020 and 2021, the amount of installment loans that has been derecognized due to new securitization and transfer of loans were ¥552,905 million and ¥608,122 million, respectively. For the six months ended September 30, 2020 and 2021, gains (losses) from the securitization and transfer of loans were ¥16,045 million and ¥18,637 million, respectively, which is included in finance revenues in the consolidated statements of income.
For the three months ended September 30, 2020 and 2021, the amount of installment loans that has been derecognized due to new securitization and transfer of loans were ¥282,763 million and ¥316,281 million, respectively. For the three months ended September 30, 2020 and 2021, gains (losses) from the securitization and transfer of loans were ¥9,243 million and ¥9,585 million, respectively, which is included in finance revenues in the consolidated statements of income.

A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, the subsidiary undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2020 and 2021 are as follows:

	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021	Three months ended September 30, 2020	Three months ended September 30, 2021
Beginning balance	¥57,705	¥63,754	¥57,861	¥63,725
Increase mainly from loans sold with servicing retained	6,962	7,138	3,612	3,624
Decrease mainly from amortization	(5,345)	(6,362)	(2,730)	(2,894)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,621)	708	(1,042)	783

Ending balance	¥57,701	¥65,238	¥57,701	¥65,238

The fair value of the s e rvicing assets as of March 31, 2021 and September 30, 2021 are as follows:
	Millions of yen
	March 31, 2021	September 30, 2021

Beginning balance	¥60,419	¥74,135
Ending balance	¥74,135	¥77,108